FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Text Block]

24. FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

(a) Financial assets and liabilities

As at December 31, 2019, the carrying and fair values of the Company's financial instruments by category are as follows:

	Fair value through profit or loss	Amortized cost	Carrying value	Fair value
	$	$	$	$

Financial assets:
Cash and cash equivalents	-	23,368	23,368	23,368
Other Investments	69	-	69	69
Trade and other receivables	6,343	1,657	8,000	8,000
Total financial assets	6,412	25,025	31,437	31,437

Financial liabilities:
Accounts payable and accrued liabilites	2,185	17,590	19,775	19,775
Loans payable	-	8,875	8,875	8,875
Total financial liabilities	2,185	26,465	28,650	28,650

Fair value measurements

Fair value hierarchy

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value.  Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.  Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means.  Level 3 inputs are unobservable (supported by little or no market activity).  The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

Level 1:

Other investments, which are comprised of Marketable securities, are determined based on a market approach reflecting the closing price of each particular security at the reporting date.  The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security.  As a result, these financial assets have been included in Level 1 of the fair value hierarchy.

Deferred share units are determined based on a market approach reflecting the Company's closing share price.

Level 2:

The Company determines the fair value of the embedded derivatives related to its trade receivables based on the quoted closing price obtained from the silver and gold metal exchanges.

The Company determines the fair value of the SARs liability using an option-pricing model.

Level 3:

The Company has no assets or liabilities included in Level 3 of the fair value hierarchy

There were no transfers between levels 1, 2 and 3 during the year ended December 31, 2019.

Assets and liabilities as at December 31, 2019 measured at fair value on a recurring basis include:

	Total	Level 1	Level 2	Level 3
	$	$	$	$

Financial assets:
Investments	69	69	-	-
Trade receivables	6,343	-	6,343	-
Total financial assets	6,412	69	6,343	-

Financial liabilities:
Deferred share units	2,138	2,138	-	-
Share appreciation rights	47	-	47	-
Total financial liabilities	2,185	2,138	47	-

(b)  Financial Instrument Risk Exposure and Risk Management

The Company is exposed in varying degrees to a variety of financial instrument related risks.  The Board approves and monitors the risk management process.  The types of risk exposure and the manner in which such exposures are managed is outlined as follows:

Credit Risk

The Company is exposed to credit risk on its bank accounts, investments, and accounts receivable.  Credit risk exposure on bank accounts and short-term investments is limited through maintaining the Company's balances with high-credit quality financial institutions, maintaining investment policies, assessing institutional exposure and continual discussion with external advisors. Value added tax ("IVA") receivables are generated on the purchase of supplies and services to produce silver and gold, which are refundable from the Mexican government. Trade receivables are generated on the sale of concentrate inventory to reputable metal traders.

The carrying amount of financial assets represents the Company's maximum credit exposure.

Below is an aged analysis of the Company's receivables:

	Carrying	Gross	Carrying	Gross
	amount	impairment	amount	impairment
	December 31, 2019		December 31, 2018

Less than 1 month	$10,048	$-	$9,211	$-
1 to 3 months	4,083	-	4,284	-
4 to 6 months	1,109	-	1,039	-
Over 6 months	9,758	151	12,413	194
Total accounts receivable	$24,998	151	$26,947	$194

At December 31, 2019, 93% of the receivables that were outstanding greater than one month were comprised of IVA and tax receivables in Mexico (December 31, 2018 - 99%) and 4% of the receivables outstanding greater than one month are pending finalizations of concentrate sales.

At December 31, 2019, an impairment loss of $151 relates to IVA receivable claims from prior years written off during the year (December 31, 2018 - $194).

Liquidity Risk

The Company ensures that there is sufficient capital in order to meet short term business requirements.  The Company's policy is to invest cash at floating rates of interest, while cash reserves are maintained in cash equivalents in order to maintain liquidity after taking into account the Company's holdings of cash equivalents, money market investments, marketable securities and receivables. The Company believes that these sources, operating cash flows and its policies will be sufficient to cover the likely short-term cash requirements and commitments.

In the normal course of business, the Company enters into contracts that give rise to future minimum payments.

The following table summarizes the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments at December 31, 2019:

	Less than	1 to 3	4 to 5	Over 5
	1 year	years	years	years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	19,775	-	-	-	19,775
Income taxes payable	1,947	-	-	-	1,947
Loans payable	2,955	4,510	1,410		8,875
Lease liabilities	164	335	223	516	1,238
Provision for reclamation and rehabilitation	-	6,221	2,182	-	8,403
Capital expenditure commitments	2,810	-	-	-	2,810
Operating leases	128	215	215	384	942
Total contractual obligations	27,779	11,281	4,030	900	43,990

Market Risk

Significant market related risks to which the Company is exposed consist of foreign currency risk, commodity price risk and equity price risk.

Foreign Currency Risk - The Company's operations in Mexico and Canada make it subject to foreign currency fluctuations.  Certain of the Company's operating expenses are incurred in Mexican pesos and Canadian dollars, therefore the fluctuation of the US dollar in relation to these currencies will consequently have an impact on the profitability of the Company and may also affect the value of the Company's assets and the amount of shareholders' equity.  The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks.

The US dollar equivalents of financial assets and liabilities denominated in currencies other than the US dollar as at December 31st are as follows:

	December 31, 2019		December 31, 2018
	Canadian Dollar	Mexican Peso	Canadian Dollar	Mexican Peso

Financial assets	$923	$21,301	$721	$26,969
Financial liabilities	(3,562)	(12,098)	(2,767)	(15,438)
Net financial assets (liabilities)	$(2,639)	$9,203	$(2,046)	$11,531

Of the financial assets listed above, $25 (2018 - $26) represents cash and cash equivalents held in Canadian dollars and $3,140 (2018 - $4,522) represents cash held in Mexican Pesos. The remaining cash balance is held in US dollars.

As at December 31, 2019, with other variables unchanged, a 5% strengthening of the US dollar against the Canadian dollar would increase net earnings by $125 due to these financial assets and liabilities.

As at December 31, 2019, with other variables unchanged, a 5% strengthening of the US dollar against the Mexican peso would decrease net earnings by $438 due to these financial assets and liabilities.

Commodity Price Risk - Gold and silver prices have historically fluctuated significantly and are affected by numerous factors outside of the Company's control, including, but not limited to, industrial and retail demand, central bank lending, forward sales by producers and speculators, levels of worldwide production, short-term changes in supply and demand due to speculative hedging activities and certain other factors.  The Company has not engaged in any hedging activities, other than short-term metal derivative transactions less than 90 days, to reduce its exposure to commodity price risk.  Revenue from the sale of concentrates is based on prevailing market prices which is subject to adjustment upon final settlement. For each reporting period until final settlement, estimates of metal prices are used to record sales.  At December 31, 2019 there are 178,394 ounces of silver and 4,981 ounces of gold which do not have a final settlement price and the estimated revenues have been recognized at current market prices.  As at December 31, 2019, with other variables unchanged, a 10% decrease in the market value of silver and gold would result in a reduction of revenue of $1.1 million.